Cover	6 Months Ended
Mar. 31, 2026
Document Information [Line Items]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2026
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	Q2
Entity Registrant Name	Rich Sparkle Holdings Limited
Entity Central Index Key	0002031688
Entity File Number	001-42724
Current Fiscal Year End Date	--09-30